Stock Options	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
19.	Stock Options

(a)	Stock Option Plan

The board of directors approved a stock option plan (the “2003 Plan”) effective on November 1, 2003, pursuant to which directors, officers, employees and consultants of the Company are eligible to receive grants of options for the Company’s common stock. The 2003 Plan expires on November 1, 2023. Up to 10% of the Company’s then outstanding common stocks were reserved for issuance under the 2003 Plan. As of December 31, 2016, 42,800 shares of common stock under the 2003 Plan remain available for issuance. Each stock option entitles its holder to purchase one share of common stock of the Company. Options may be granted for a term not exceeding 10 years from the date of grant. The 2003 Plan is administered by the board of directors.

In December 2011, the Company granted 767,000 options to employees with an exercise price of $2.37, being the quoted market price of the Company’s shares at the time of grant. 10% of the options vest every three months from December 26, 2012 to March 26, 2015 and expire on December 25, 2017. This grant was fully vested on March 26, 2015.

On August 22, 2012, the board of directors approved a new stock option plan (the “2012 Plan”), which allowed the Company to issue up to 4,000,000 options for common shares and restricted shares of the Company to directors, officers, employees and consultants of the Company. Each stock option entitles its holder to purchase one share of common stock of the Company. Options and restricted shares may be granted for a term not exceeding 10 years from the date of grant. The 2012 Plan is administered by the board of directors. The 2012 Plan will expire on August 22, 2022. Any awards that are outstanding on August 22, 2022 will remain in force according to the terms of the 2012 Plan and the applicable award agreement.

On May 1, 2015, the Company granted 729,000 restricted shares (the “Restricted Shares”) at par value of $0.001 and 1,341,000 options (the “Options”) under the 2012 Plan with an exercise price of $4.98, being the quoted market price of the Company’s shares at the time of grant. The options will expire on April 30, 2023. One-fifth of the Restricted Shares and Options shall vest on the first, second, third, fourth and fifth anniversaries of date of grant, respectively. The Restricted Shares are not subject to any restriction on transfer and repurchase after they are vested. 20% of the Options and Restricted Shares were vested on May 1, 2016. On December 16, 2016, the board of directors approved that an additional 30% of the Options to be vested on December 16, 2016, and restrictions of an additional 30% of the Restricted Shares were removed on December 16, 2016. The vesting period, vesting schedule and all other terms for the unvested Options and Restricted Shares remained unchanged. A total of 80 employees were impacted by this modification, and incremental share-based compensation expense was $1,145 for the year ended December 31, 2016. The Company revised the estimated forfeiture rate from 7% to 4% as a result of this modification, and additional options and restricted shares are expected to be vested with an additional $199 in share-based compensation expense to be recognized by the Company over the remaining vesting period.

(b)	Valuation Assumptions

The following assumptions were used in determining the fair value of stock options under the Black-Scholes option-pricing model for grants under the 2012 Plan:

	2016	2015	2014
Expected volatility	-	51.42%	-
Risk-free interest rate	-	1.5%	-
Expected life (years)	-	5.5	-
Dividend yield	-	0%	-
Estimated forfeiture rate	-	7%	-

The weighted average fair value of options granted for the year ended December 31, 2016 was $nil per option (2015 - $2.37, 2014 - $nil).

Expected volatility is estimated based on the Company’s historical stock prices. Computation of expected life was estimated using simplified method for “plain-vanilla” options as the Company considers the options granted to have “plain-vanilla” characteristics. The risk-free interest rates for the period within the contractual life of the awards are based on the U.S. Treasury yield in effect at the time of grant. Estimated forfeiture rates are determined based on expected future employee behavior.

The fair value of restricted shares is based on the fair market value of the underlying common stock on the date of the grant.

(c)	Share-based Payment Award Activity

A summary of the Company’s stock options activity for the 2003 and 2012 Plan is presented below:

		Weighted
		Average	Aggregate Intrinsic
	Number	Exercise Price	Value
	of Options	($/option)	($)
Outstanding as at January 1, 2016	1,480,400	$4.73	$1,459,330
Granted	-	-	-
Exercised	(120,000)	2.77	-
Forfeited / Expired	(24,000)	4.98	-
Outstanding as at December 31, 2016	1,336,400	$4.91	$1,328,146

Vested and expected to vest at December 31, 2016	1,325,160	$4.91	$1,317,805
Exercisable as at December 31, 2016	679,400	$4.83	$723,706

A summary of the Company’s non-vested restricted share activity for the 2012 plan is presented below:

	Number
	of Non-Vested	Weighted Average
	Restricted	Grant Date
	shares	Fair Value ($)

Non-vested as at January 1, 2016	729,000	$4.98
Granted	-	-
Vested	(364,500)	4.98
Forfeited	(14,800)	4.98
Non-vested as at December 31, 2016	349,700	$4.98

As at December 31, 2016

	Number of	Remaining Average	Average	Number of	Remaining
Exercise	Options	Contractual	Exercise	Options	Contractual	Average Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Life (years)	Price
($/option)			($/option)			($/option)

$2.37	37,800	0.99	$2.37	37,800	0.99	$2.37
$4.98	1,298,600	6.33	$4.98	641,600	6.33	4.98
	1,336,400	6.18	4.91	679,400	6.03	$4.83

Share-based compensation expense, included in cost of sales, selling, general and administrative expenses, and R&D expenses is charged to operations over the vesting period of the options using the straight-line amortization method. The share-based compensation expense was $2,409 in 2016 (2015 - $952, 2014 - $287). As of December 31, 2016, there was $1,521 and $1,744 of unrecognized compensation cost related to non-vested stock options and non-vested restricted shares, respectively, granted under the 2012 Plan, which will be recognized over a weighted average period of 40 months, respectively.

The aggregate intrinsic value of the Company’s stock options is calculated as the difference between the exercise price of the options and the quoted price of the common shares that were in the money. The aggregate intrinsic value of the Company’s stock options exercised under the 2003 Plan and the 2012 Plan was $370 and $16 for year ended December 31, 2016, respectively, determined as of the date of option exercise (2015 - $1,118, 2014 - $840).

The estimated fair value of stock options vested during the year ended December 31, 2016 was $1,567 (2015 - $104, 2014 - $414).